Shares, equity and appropriation of profit - Outstanding share rights (Details) - Right	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Outstanding share rights
Number of outstanding share rights	3,333,478	3,175,448	2,701,546
Cash based programs
Outstanding share rights
Number of outstanding share rights	220,833		10,169
LTI 2018
Outstanding share rights
Number of outstanding share rights	1,482,420
LTI 2018 | Cash based programs
Outstanding share rights
Number of outstanding share rights	86,472
LTI 2017
Outstanding share rights
Number of outstanding share rights	1,050,018	1,373,574
LTI 2017 | Cash based programs
Outstanding share rights
Number of outstanding share rights	67,391
LTI 2016
Outstanding share rights
Number of outstanding share rights	801,040	1,065,265	1,195,370
LTI 2016 | Cash based programs
Outstanding share rights
Number of outstanding share rights	66,970
LTI 2015
Outstanding share rights
Number of outstanding share rights		736,609	837,616
LTI 2014
Outstanding share rights
Number of outstanding share rights			668,560